OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Leases [Line Items]
Operating lease not yet commenced description	As of December 31, 2023, the Company did not have additional operating leases that have not yet commenced.
Operating lease expenses	$ 1,200
Operating lease ROU assets	2,649	$ 2,969
Operating lease liability	2,844
Operating lease liability, current	1,184	$ 1,228
Cost of Net Sales
Operating Leases [Line Items]
Operating lease expenses	600
Operating Expense
Operating Leases [Line Items]
Operating lease expenses	$ 600